Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction [Line Items]
Charter hire commissions	$ (8,783)	$ (6,597)
Ship-management fees	(538)	(532)
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Charter hire commissions	262	279
Ship-management fees	538	532
Administration fees	1,210	1,197
Related party transaction expenses, total	$ 2,010	$ 2,008